Subsequent Events (Details)	1 Months Ended			9 Months Ended
	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($)	Jul. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8)				$ 156,644,000	$ 153,000,000
Total principal		$ 814,709,000		814,709,000		$ 963,247,000
Remaining Revolving Credit Facilities Maturing in 4Q 2018 | Revolving Credit Facility
Subsequent Event [Line Items]
Total principal		47,600,000		$ 47,600,000
Aframax Tankers Sale Leaseback
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8)		$ 156,600,000
Suezmax Tanker Sale Leaseback
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8)			$ 153,000,000
Subsequent Event | Working Capital Borrowing Base
Subsequent Event [Line Items]
Revolving credit facilities borrowing capacity	$ 40,000,000
Increase in liquidity	20,000,000
Subsequent Event | November 2018 Sale-leaseback Transaction
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8)	$ 84,700,000
Number of vessels | vessel	4
Subsequent Event | Minimum | November 2018 Sale-leaseback Transaction
Subsequent Event [Line Items]
Sale-leaseback, term of contract	10 years
Fixed time charter rate	$ 5,000
Subsequent Event | Maximum | November 2018 Sale-leaseback Transaction
Subsequent Event [Line Items]
Sale-leaseback, term of contract	12 years
Fixed time charter rate	$ 7,800
Aframax Tanker | Teekay Tankers | Subsequent Event | Aframax Tankers Sale Leaseback
Subsequent Event [Line Items]
Number of vessels | vessel	2
Suezmax Tankers | Teekay Tankers | Subsequent Event | Suezmax Tanker Sale Leaseback
Subsequent Event [Line Items]
Number of vessels | vessel	1
LR2 Tankers | Teekay Tankers | Subsequent Event | LR2 Product Tanker Sale Leaseback
Subsequent Event [Line Items]
Number of vessels | vessel	1